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TELEPHONE: (212) 370-1300
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www.egsllp.com

CONFIDENTIAL

VIA EDGAR

December 10, 2012

Draft Registration Statement
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention: Amanda Ravitz

Re:	LabStyle Innovations Corp.

Draft #2 to Confidential Draft Registration Statement on Form S-l

Originally Submitted June 26, 2012

CIK No. 0001533998

Dear Ms. Ravitz:

On behalf of LabStyle Innovations Corp., a Delaware corporation (the “Company”), and pursuant to Section 6(e) of the Securities Act of 1933, as amended (as enacted by Section 106(a) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”)), we hereby submit for confidential review by the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) Draft Number 2 (“Draft #2”) of the Company’s Registration Statement on Form S-1, originally submitted confidentially to the Commission on June 26, 2012 (the “Registration Statement”), covering the public resale of the securities referred to therein. We are submitting Draft # 2 confidentially via EDGAR in accordance with the procedures provided by the Commission on its website.

Draft #2 represents a revision to the originally submitted Registration Statement in response to the comment letter related thereto received from the Staff dated July 23, 2012. For the Staff’s convenience, the Staff’s comments are listed below in bold faced type followed by the Company’s response.

As discussed telephonically with the Staff, several important developments have occurred with respect to the Company since the dated of the original Registration Statement submitted for review. First, the Company’s business has developed materially, as described further below. As such, the narrative disclosure in the Draft #2 has been updated to reflect these developments.

Second, as discussed with the Staff, the Company has engaged in two additional private placement financings, and the Company has amended the Registration statement via Draft #2 to register the securities issued in such financings. Specifically:

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1.          In August 2012, the Company consummated a private placement transaction (the “August 2012 Private Placement”) with 13 accredited investors pursuant to which the Company issued an aggregate of 500,014 shares of Company common stock at a price equal to $1.00 per share and issued warrants to purchase an aggregate of 500,014 shares of Company common stock with an exercise price of $1.00 per share. In addition, the investors in the August 2012 Private Placement irrevocably committed to purchase an additional 1,000,022 shares of Company common stock in the aggregate at $1.00 per share and warrants to purchase an aggregate of 1,000,022 shares of Company common stock with an exercise price of $1.00 per share. Such purchases shall take place in two tranches, the first on the 90th day following the effectiveness of the Registration Statement (consisting of 500,014 shares and 500,014 warrants), and the second the 180th day following the effectiveness of the Registration Statement (also consisting of 500,014 shares and 500,014 warrants). To evidence this irrevocable commitment, each investor executed a promissory note in favor of the Company to fund for their pro rata portion of the additional investments as of the foregoing dates. Given the irrevocable nature of the investors’ commitment, the Company has updated the Registration Statement to register all securities issued or issuable pursuant to the August 2012 Private Placement.

2.          In October 2012, the Company consummated a final closing of a separate private placement transaction (the “October 2012 Private Placement”) with 44 accredited investors. Pursuant to this financing, the Company issued an aggregate of 1,795,009 shares of Company common stock at a price equal to $1.50 per share. The Company has updated the Registration Statement to register all securities issued pursuant to the October 2012 Private Placement.

The Company has also updated the Registration Statement to register certain additional shares of Company common stock: (i) issued or to be issued to a strategic consultant to the Company and (ii) underlying warrants held investors in the Company’s original private placement which closed on March 30, 2012, which additional shares are the result of anti-dilution protection triggered by the closing of the August 2012 Private Placement.

Calculation of Registration Fee Table

1.	Please tell us why you calculated your registration fee based on your private placement.

The Company has revised the calculation of its registration fee to be based on the maximum amount (i.e., $1.50) at which the Company has determined that selling stockholders may sell their Common Stock prior the common stock being listed for quotation on the OTC Bulletin Board or OTCQB Market.

General

2.	As suggested by your disclosure on page 37, there appears to be at least one other product available for commercial sale that provides the same functionality you intend your product to have and that even has a very similar appearance to your proposed prototype. In addition, numerous commercially available products provide an electronic glucose monitoring function with an interface to computing devices. In light of the fact that you do not appear to have a working prototype, any regulatory clearances or a definitive plan to manufacture or bring your proposed product to market, please revise throughout to explain in more detail what advantage your proposed product is expected to have in the marketplace.

As an overall response to the Staff’s comment and similar comments set forth below, and further to our telephonic discussions with the Staff, the Staff is respectfully advised that the Company is significantly further along in the development of its product, and is closer to potential sales of such product, than may have been apparent via the disclosure in the Registration Statement as originally submitted. In addition, the Company’s progress has continued since the original submission of the Registration Statement. By way of update, the Staff is advised of the following:

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1.          The Company has completed the design for its product (now called Dario) and working prototypes were used in connection with the single required clinical trial necessary for regulatory approval of the product in both Europe and the United States. The Company believes that regulatory approvals for Europe will be in place in order for the Company to begin selling Dario in late 2012 or early 2013, and further believes that FDA approval may be obtained that would allow for sales of Dario in the United States by the third quarter of 2013.

2.          The Company has actually begun the process of obtaining regulatory approvals for Dario in Europe (i.e., obtaining a CE Mark) and expects to file for regulatory approval of Dario in the United States with the Food and Drug Administration by the end of 2012.

3.          The Company has concluded its single, required clinical trial for Dario.

4.          The Company has manufacturing arrangements in place for the Dario devices as well as the test strips to be used with Dario. The Company believes all of these arrangements will be in place to support the anticipated commercial launches of the product.

With this as background, the Staff is advised that, as is already disclosed in the Registration Statement as originally submitted, the novel nature of the Company’s technology comes from the integration of the glucose monitor with a smartphone via a phone jack in such a way that the glucose monitor relies on the smartphone for both power and software. Based on its research, the Company believes this is novel, and this invention is serving as the basis for the Company’s patent applications. The Company is not aware of any other blood glucose monitor that operates precisely in this fashion, including those described in the Registration Statement, notably, because all but a few lack an interface with the smart phone via the phone jack or of them rely on the smartphone for power.

As disclosed in the Registration Statement under “Business—Our Initial Product-Dario”, the advantages that the Company believes this offers Dario are several:

1.          The Dario device is designed as an all-in-one device that contains all elements necessary to conduct a blood test (lancet, strip and glucose monitor), while at the same time being materially smaller and sleeker than current glucose monitors. The Company believes this is distinguishable from any other product in the market currently and will be attractive to potential users of the product.

2.          Because of its integration with a smart phone, Dario will have an accompanying software application (a so-called “app”) which will offer user friendly tools for patients who are used to interfacing with smartphone applications.

3.          Dario’s functionality is intended to compliment the Company’s internet-based, direct to consumer marketing and distribution strategy.

The Company has revised its disclosure via Draft #2 to reflect the foregoing as well as other material updates regarding the Company’s product and plans.

3.	Since you appear to qualify as an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act, please revise your prospectus to:

•	State you election under Section 107(b) of the JOBS Act:

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o	If you have elected to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b), include a statement that the election is irrevocable; or

o	If you have elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1), provide a risk factor explaining that this election allows you to delay the adoption of the new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies. Please state in your risk factor that, as a result of this election, your financial statements may not be comparable to companies that comply with public company effective dates. Include a similar statement in your critical accounting policy disclosures.

In addition, consider describing the extent to which any of these exemptions are available to you as a Smaller Reporting Company.

In response to the Staff’s comment, the Company has modified its risk factor captioned “As an ‘emerging growth company’ under applicable law, we will be subject to lessened disclosure requirements, which could leave our stockholders without information or rights available to stockholders of more mature companies” to clearly state that the Company will elect to take advantage of the JOBS Act exemptions.

Prospectus Cover Page

4.	Please clarify that this prospectus also relates to the offer for sale of shares of common stock issuable upon exercise of warrants. In addition, disclose the exercise price of the warrants and when the warrants expire.

The Company has revised the Registration Statement via Draft #2 in response to the Staff’s comment.

5.	Please expand the appropriate section of the prospectus to provide the disclosure required by Item 505 of Regulation S-K.

The Company has revised the Registration Statement via Draft #2 under “Market for Common Equity and Related Stockholder Matters” in response to the Staff’s comment.

Prospectus Summary, page 1

6.	Please revise the forepart of your summary to disclose your assets, liabilities and net loss for the most recent audited period and stub period. Also, revise the forepart to disclose that you expect to incur a minimum of approximately $2.5 million in expenses in order to effectuate your business for the next twelve months and that you believe that your funds are sufficient to effectuate your business until August 2012. We note the disclosure in the first and seventh paragraphs on page 12.

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The Company has revised the Registration Statement via Draft #2 in response to the Staff’s comment. As discussed telephonically with the Staff, the Company notes that since the initial submission of the Registration Statement, the Company has undertaken additional private placement financings, so disclosure has been added to reflect this fact.

7.	Please note that marketing language is inappropriate in a disclosure document. For example, we note your references on page 1 to "exciting" technology and "novel and sleek" design. Please remove these marketing statements from your prospectus.

The Company has revised the Registration Statement via Draft #2 in response to the Staff’s comment, but has retained certain disclosure that the Company believes is necessary to accurately describe its product in all material respects.

8.	Since you do not appear to have sold any products, please revise throughout to remove claims about the characteristics of your product or its benefits, or revise to indicate that they represent management's belief. Examples include the disclosure on page 1 about "potential to replace the need for stand alone glucose meters" and “potential to cover dozens of laboratory tests” and disclosure on page 2 about “clinical equivalence” and “usability superiority.”

The Company has revised the Registration Statement via Draft #2 in response to the Staff’s comment.

9.	Please provide us copies of the sources of all third-party data included in the filing. Please mark the materials so that they are keyed to the disclosure. For factual industry claims which currently do not have a source, please provide one. For sources which are several years old, tell us why you cannot provide more current data.

The Company acknowledges the Staff’s comment and will provide these materials to the Staff supplementally.

Our future performance will depend on the continued engagement page 8

10.	Please add a risk factor to highlight the risks concerning conflicts of interests. For example, we, note the disclosure in the last paragraph on page 49 that Dr. Fuerst is the chairman of several other companies.

The Company has revised the Registration Statement via Draft #2 in response to the Staff’s comment.

As our management and principal research and development activities are in Israel, page 12

11.	Please add a risk factor to highlight that there may be difficulties in attempting to enforce liabilities based upon U.S. securities laws against your non-U.S. resident directors and officers.

The Company has revised the Registration Statement via Draft #2 in response to the Staff’s comment.

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We face intense competition in the self monitoring blood glucose markets, page 15

12.	Please revise here and throughout to remove references to well known, established companies as it is not clear you will compete with their operations any time in the near future.

Please see the Company’s response to comment #2 above. The Company respectfully submits that it does, in fact, intend to compete in the SMBG market in the near future, with an anticipated commercial launch of Dario in Europe in late 2012 or 2013, depending on the regulatory approval process. The Company will need to directly compete to distinguish itself and its product from the relatively few established market participants, each which happen to be very large, well known and well financed with long standing operations in the marketplace. The Company therefore believes this risk factor, as well as the description of the market in which the Company expects to compete generally, is highly relevant to potential investors, and the Company therefore proposes to keep the referenced disclosure as drafted.

Management's Discussion and Analysis of Financial Condition and Results of Operations, page 30

Formation and Our 2011-2012 Private Placement page 30

13.	Please reconcile for us the number of shares and proceeds as described in this discussion of your private placements to the shares and proceeds disclosed in Note 8 to the Financial Statements as well as your Statements of Changes in Stockholders' Equity.

The Company has revised the Registration Statement via Draft #2 in response to the Staff’s comment.

Plan of Operation, page 32

14.	Please revise here and in the business section to clearly discuss each step you must take to reach commercialization of your proposed product and your estimated timelines and capital needed to achieve that step. For example, you state that you will require a clinical trial, but do not explain what the trial will consist of, how much it will cost and when it is expected to begin and end.

The Company has revised the Registration Statement via Draft #2 in response to the Staff’s comment.

Business, page 34

15.	In light of your disclosure at the bottom of page 2 that you are continuing to advance towards finalization of the commercial design for GlucoWay, the pictures of your product on pages 34, 35 and 37 appear premature. Please revise to remove or tell us how the pictures aid an investor's understanding of your business.

The Staff is advised that the Company has finalized the commercial design for Dario. However, in response to the Staff’s comment, the Company has removed pictures from Draft #2.

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Our Initial Product page 35

16.	Please expand the disclosure in the second paragraph on page 36 to disclose the extent to which you have advanced the development of the critical software and the progress made in developing the backend data collection. Also, disclose any material hurdles regarding such development.

The Company has revised the Registration Statement via Draft #2 to reflect that the development of the referenced software and backend data collection capabilities has been completed to the extent necessary to support the anticipated commercial launch of the Company’s product.

17.	Revise the final carry-over bullet point on page 36 to explain how you believe you will be able to convince people to test their blood more frequently, especially in light of the expected cost of the test strips.

The Staff is advised that the Company believes that novel, user friendly design of Dario will lead potential users to find the blood testing experience more pleasant, which could lead to an increased proclivity of customers to use the device.

18.	Given your disclosure on page 7 that you are “only in the early stages of development,” please tell us the basis for your belief that the cost of your test strips will be similar to the your estimate of your competitors’ cost and that your costs will be competitive or lower than those of the leading glucometers. We note the disclosure in the first bullet point on page 37.

The Staff is advised that the Company has engaged in extensive research on the cost of test strip manufacturing and has an arrangement in place with a third party manufacturer to produce its test strips. These form the basis of the Company’s stated belief. The Company has adding clarifying disclosure in Draft #2 to address this point.

Government Regulation, page 42

19.	We note the disclosure in the last full paragraph on page 43 about South Africa, Russia, India and Brazil and your disclosure on page 2 about initial market launches in the European market and your plan to explore launching your product in Brazil and India. Please expand this section to disclose material government regulations applicable to your business where you intend to sell your products.

The Company has revised the Registration Statement via Draft #2 in response to the Staff’s comment.

Management page 49

20.	Please revise to remove the disclosure about the business experience of your officers and directors that reads like a marketing document or resume. For example, we note the disclosure on page 49 about a "global network of angel investors" and the disclosure on page 50 about "one of the largest mobile phone service companies" and "one of the largest colleges" in Israel. Also, revise to remove such disclosure about the business experience of your key employees. For example, we note the disclosure about a "proven track record" and "prolific inventor" on pages 51 and 52, respectively.

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The Company has revised the Registration Statement via Draft #2 in response to the Staff’s comment.

Principal Stockholders, page 60

21.	Please revise the table to include all shares owned by Mr. Stern. We note the disclosure in footnotes 4, 5 and 6. Please see Rule 13d-3 under the Exchange Act.

The Staff is advised that as of November 2012, Mr. Stern is no longer associated with Spencer Trask. We believe the Principal Stockholders table is accurate as presented in Draft #2.

Selling Stockholders, page 68

22.	Please tell us whether any of the selling stockholders holders are broker-dealers or affiliates of a broker-dealer.

The Staff is advised that, to the Company’s knowledge, only two of the selling stockholders are affiliated with a broker-dealer. See footnote 5 to the revised selling stockholder table. The referenced broker-dealer has not provided any services to or received any remuneration from the Company.

23.	We note the disclosure in footnote 3 concerning Mr. Allen and the three entities. Tell us why you have not included Mr. Allen in the table on page 60.

The Company notes the Staff’s comment and has updated the Principal Stockholder table accordingly.

Where you can find more information, page 75

24.	We note the disclosure in the penultimate sentence of this section that you will file proxy statements. If you intend to file a registration statement to register a class of securities under Section 12 of the Exchange Act, tell us when you plan to file the registration statement; if not, revise to add appropriate risk factor disclosure explaining the significant difference in your reporting obligations under the Exchange Act as a result of this decision, particularly regarding the automatic reporting suspension in Section 15(d) and the applicability of Section 16 and the proxy rules.

The Staff is advised that contemporaneously with the declaration of effectiveness of the Registration Statement, the Company will file a Form 8-A to register the Company’s common stock under the Securities Exchange Act of 1934. Disclosure to this effect has been added under “Where You Can Find More Information.”

Index to Financial Statements, page F -1

25.	Consideration should be given on an ongoing basis to the updating requirements of Rule 8-08 of Regulation S-X.

The Company notes the Staff’s comment and has updated the financial statements in the Registration Statement accordingly. The financial statements appearing in Draft #2 are as of September 30, 2012.

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Statements of Changes in Stockholders’ Equity, page F-6

26.	Revise to disclose the date and number of shares of stock or other equity securities issued for cash or other consideration for each transaction since inception. Refer to FASB ASC 915-215-45-1. Alternatively, please tell us how your current disclosure meets the requirements of paragraph 45-1 or why such disclosure is not required.

The Company has revised the Registration Statement via Draft #2 in response to the Staff’s comment.

Exhibit 23.1

27.	Please provide a currently dated consent from your independent accountant as required by Item 601 (b)(23)(i) of Regulation S-K prior to requesting effectiveness.

A currently dated consent is included as part of Draft #2.

General

Please supplementally provide us with any written materials that you or anyone authorized to do so on your behalf provide in reliance on Section 5(d) of the Securities Act to potential investors that are qualified institutional buyers or institutional accredited investors. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

The Staff is advised that no such materials or reports exist to the Company’s knowledge.

* * * *

We thank the Staff in advance for its consideration of Draft #2 and the foregoing responses. Should you have any questions concerning the foregoing responses, please contact me at (212) 370-1300.

Sincerely,

/s/ Lawrence A. Rosenbloom

Lawrence A. Rosenbloom

cc:	LabStyle Innovations Corp.

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